SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Short-term investment		$ 3,705
Minimum [Member]
Schedule of Investments [Line Items]
Annual rate		4.00%
Maximum [Member]
Schedule of Investments [Line Items]
Annual rate		8.20%